Share-Based Compensation Expense of Pre-Initial Public Offering Option Scheme (Detail) (Pre-IPO Option Scheme, CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	69
Sales, marketing and other operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	18
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	51